Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

	For the 2017 Quarters Ended
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total revenues	$266,382	$292,601	$246,040	$160,983
Total costs and expenses	311,597	318,432	293,805	318,614
Net income (loss)	(34,503)	(16,916)	(35,917)	(217,914)
Net income (loss) attributable to common shareholders	(34,503)	(16,916)	(35,917)	(217,914)
Earnings (loss) per share, basic	$(0.06)	$(0.03)	$(0.06)	$(0.39)
Earnings (loss) per share, diluted	$(0.06)	$(0.04)	$(0.06)	$(0.39)

	For the 2016 Quarters Ended
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total revenues	$268,949	$332,322	$269,331	$246,892
Total costs and expenses	299,734	308,679	300,216	305,416
Net income (loss)	(15,245)	10,910	(22,239)	(21,785)
Net income (loss) attributable to common shareholders	(15,245)	10,910	(22,239)	(21,785)
Earnings (loss) per share, basic	$(0.03)	$0.02	$(0.04)	$(0.04)
Earnings (loss) per share, diluted	$(0.03)	$0.01	$(0.04)	$(0.05)

Total revenues for the quarter ended December 31, 2017 includes an adjustment of $6.5 million related to prior quarter revenues which were not significant.